Consolidated Balance Sheets Parenthetical In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)
Allowance for doubtful accounts	$ 10,683		$ 5,221
Intangible assets, accumulated amortization	630,136		532,006
Accrued and other liabilities, due to related parties	6,943		7,008
Long-term debt, net of current portion, due to related parties	$ 445,000		$ 445,000
Preference shares, par value		€ 0.01		€ 0.01
Preference shares, shares authorized	450,000	450,000	450,000	450,000
Preference shares, shares issued	0	0	0	0
Preference shares, shares outstanding	0	0	0	0
Financing shares, par value		€ 0.01		€ 0.01
Financing shares, shares authorized	40,000	40,000	40,000	40,000
Financing shares, shares issued	0	0	0	0
Financing shares, shares outstanding	0	0	0	0
Common shares, par value		€ 0.01		€ 0.01
Common shares, shares authorized	410,000	410,000	410,000	410,000
Common shares, shares issued	239,707	239,707	236,487	236,487
Treasury shares, at cost	5,817	5,817	1,943	1,943